Document and Entity Information	Jan. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2021
Entity Registrant Name	AmerisourceBergen Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16671
Entity Tax Identification Number	23-3079390
Entity Address, Address Line One	1300 Morris Drive
Entity Address, City or Town	Chesterbrook
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001140859
Title of 12(b) Security	Common stock
Trading Symbol	ABC
Security Exchange Name	NYSE